Investments in associates - Unrecognized equity method losses and cumulative unrecognized equity method losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Associates
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method income (losses)	₩ (4,891)	₩ (23,976)
Cumulative unrecognized equity method losses	(30,216)	(25,325)
MIEL CO.,LTD
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method income (losses)	0	0
Cumulative unrecognized equity method losses	(41)	(41)
Shinhan Global Healthcare Fund 1
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method income (losses)	0	61
Cumulative unrecognized equity method losses	(153)	(153)
Shinhan Global Healthcare Fund 2
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method income (losses)	0	75
Cumulative unrecognized equity method losses	(21)	(21)
EDNCENTRAL Co.,Ltd
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method income (losses)	(4,818)	(4,679)
Cumulative unrecognized equity method losses	(10,495)	(5,677)
Kiwoom Milestone Professional Private Real Estate Trust 19
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method income (losses)	(73)	(19,433)
Cumulative unrecognized equity method losses	₩ (19,506)	₩ (19,433)